Note 9 - Summary of Stock Options (Details Textual) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Jul. 22, 2015	Jul. 21, 2015
The 2006 Stock Option Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Available for Grant	0
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number	322,069
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price	$ 1.54
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Remaining Contractual Term	6 years 233 days
Conversion of Stock Exchange Ratio	0.0080497
Two Thousand Five Plan [Member]
Common Stock, Capital Shares Reserved for Future Issuance	22,095
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number	22,095
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price	$ 12.83
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Remaining Contractual Term	1 year 131 days
The 2013 Plan [Member] | Holdings Greater Than 10 Percent of Shares Outstanding [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Period	5 years
The 2013 Plan [Member]
Common Stock, Capital Shares Reserved for Future Issuance	1,944,644
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number	7,833,127
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price	$ 0.74
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Remaining Contractual Term	9 years 186 days
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Period	10 years
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period	4 years
Share-based Compensation Arrangement by Share-based Payment Award, Percentage of Outstanding Stock Maximum	10.00%
Share-based Compensation Arrangement by Share-based Payment Award, Purchase Price of Common Stock, Percent	110.00%
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized				10,100,000	3,111,587
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value	$ 0.39	$ 0.32
Employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Dividend Rate	0.00%
Allocated Share-based Compensation Expense	$ 220,000	$ 184,000
Employee Service Share-based Compensation, Nonvested Awards, Compensation Not yet Recognized, Stock Options	$ 2,400,000
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized, Period for Recognition	3 years 259 days
Acceleration of Vesting of Approximately 140,000 Affected Stock Options [Member] | Selling, General and Administrative Expenses [Member]
Allocated Share-based Compensation Expense		$ 103,000
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Dividend Rate	0.00%	0.00%
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period, Intrinsic Value	$ 0	$ 0
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number	8,177,291	2,291,783	363,413
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price	$ 0.81	$ 1.02	$ 1.24
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Remaining Contractual Term	9 years 135 days	9 years 116 days	8 years 292 days
Allocated Share-based Compensation Expense	$ 220,000	$ 184,000
Stock Options Acceleration of Vesting Number		140,000